Commitments - Additional Information (Details) $ in Millions	3 Months Ended
Mar. 31, 2022 USD ($)
Commitments [Abstract]
Prior notification period to terminate arrangement	12 months
Minimum non-cancellable costs	$ 40.6
Obligated to pay to Lonza	$ 5.8